Notes Receivable (Details) - Angel Studios, Inc. CIK: 0001671941 - USD ($)	Mar. 01, 2021	Dec. 31, 2023	Dec. 31, 2022
Filtering Business notes receivable
Notes Receivable
Notes receivable, outstanding balance		$ 4,743,727	$ 4,962,617
Filmmaker notes receivable
Notes Receivable
Notes receivable, outstanding balance		$ 465,860	$ 1,970,674
Payment made over 14 years | Filtering Business notes receivable
Notes Receivable
Notes receivable under the agreement	$ 9,900,000
Term of notes receivable	14 years
Payment made within 5 years | Filtering Business notes receivable
Notes Receivable
Notes receivable under the agreement	$ 7,800,000
Term of notes receivable	5 years